Segment Reporting Segment Reporting (Second Generation Capital Expenditures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Payments For Second Generation Tenant Improvements Leasing Costs And Building Improvements	$ 91,798	$ 63,884	$ 99,264
Operating Segments [Member]
Segment Reporting Information [Line Items]
Payments For Second Generation Tenant Improvements Leasing Costs And Building Improvements	91,798	63,884	99,264
Operating Segments [Member] | Warehouse [Member]
Segment Reporting Information [Line Items]
Payments For Second Generation Tenant Improvements Leasing Costs And Building Improvements	41,971	33,095	34,872
Operating Segments [Member] | Office Building [Member]
Segment Reporting Information [Line Items]
Payments For Second Generation Tenant Improvements Leasing Costs And Building Improvements	46,600	30,092	63,933
Operating Segments [Member] | Medical Office [Member]
Segment Reporting Information [Line Items]
Payments For Second Generation Tenant Improvements Leasing Costs And Building Improvements	3,106	641	410
Operating Segments [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Payments For Second Generation Tenant Improvements Leasing Costs And Building Improvements	$ 121	$ 56	$ 49